INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry-forwards	$ 1,956	$ 5,584
Capital losses carry-forwards	50	52
Research and development expenses	4,119	2,945
Deferred revenues	4,222	3,760
Issuance expenses	124	790
Share-based compensation	2,979	549
Accruals and other	1,612	1,590
Deferred tax assets before valuation allowance	15,062	15,270
Valuation allowance	50	52
Deferred tax asset	15,012	15,218
Deferred tax liabilities:
Intangible assets	3,961	5,761
Property and equipment depreciation and other	662	213
Deferred tax liabilities	$ 4,623	$ 5,974